SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of External Customer Revenues by Geographic Area
	Year ended December 31,
	2016		2015		2014
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
Africa	5,681	-	20,425	-	24,083	-
European countries	1,211	-	1,325	-	3,901	-
South America	1,803	-	1,420	-	1,479	-
United States	9,888	122	121	14	126	16
Israel	724	1,043	161	874	50	600
APAC	675	-	-		-
Other	43	-	109	-	64	-

	20,025	1,165	28,340	888	29,703	616

-	Revenues were attributed to countries based on the customer’s location.

-	Property and equipment were classified based on geographic areas in which such property and equipment items are held.

Schedule of Revenues by External Customers by Products and Services
	Year ended December 31,
	2016	2015	2014
	$	$	$

Raw materials and equipment	3,353	9,427	4,982
Electronic monitoring	4,437	-	-
Treatment programs	4,530	-	-
Maintenance, royalties and project management	7,705	18,913	24,721

	20,025	28,340	29,703

Schedule of Major Customers, Percent of Total Sales
	Year ended December 31,
	2016	2015	2014

Customer A	6%	17%	42%
Customer B	5%	30%	19%
Customer C	13%	30%	18%
Customer D	-	3%	13%
Customer E	-	9%	-
Customer F	8%	5%	5%

Schedule of Segment Reporting Information, by Segment
The Company’s chief operating decision maker is its Chief Executive Officer.

	Year ended December 31, 2016

	Cyber	Connectivity	Government	Total

Revenues	2,173	1,539	16,313	20,025

Operating Loss	(2,385)	(1,557)	(7,657)	(11,599)

Total property and Equipment net	84	175	906	1,165